Contract assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Contract assets

21.Contract assets

	31 December	31 December
	2023	2022
Non-current contract assets	101,281	110,487
Current contract assets	3,191,739	3,112,465
	3,293,020	3,222,952

The contract assets represent contract assets from subscribers. Contract asset is recorded when revenue is recognized in advance of the Group’s right to bill and receive consideration. The contract asset will decrease as services are provided and billed. Contract assets also include contracted receivables related to handset campaigns, and the portion which will be billed after one year is presented under non-current contract assets.